Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from the issuance of common stock					$ 148,732	$ 0	$ 0
Retained earnings accumulated deficit	$ (213,632)				(213,632)	(145,553)
Cash and cash equivalents	170,064				170,064	$ 90,462
Redeemable non-controlling interest equity redemption value	43,400				$ 43,400
Gain (Loss) on Extinguishment of Debt			$ 300
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests			$ 15,700
Fair Value, Option, Changes in Fair Value, Gain (Loss)	3,900
Cash Settlement Of RNCI	$ 21,000
Shanghai Ambrx Biomedical Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	11.00%		11.00%		11.00%
Liquidity and Capital Resources [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Retained earnings accumulated deficit	$ 213,600				$ 213,600
Cash and cash equivalents	$ 170,100				$ 170,100
ADR [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares					7,000,000
Sale of stock issue price per share	$ 18.00				$ 18.00
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from the issuance of common stock					$ 113,200
Stock issuance costs incurred underwriting discounts and commissions					8,800
Stock Issuance Costs Incurred Professional Fees					$ 4,000
Conversion of temporary equity into permanent equity shares					193,511,558
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period shares		892,831
Proceeds from the issuance of common stock		$ 14,900
Sale of stock issue price per share		$ 18.00
Additional Paid-in Capital [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 26,300				$ 26,300
Shangai Ambrx Biomedical Company Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage	100.00%				100.00%
Percentage of redeemable non controlling interest owned	11.00%				11.00%
Payment to acquire minority interests			$ 21,000
Percentage Of Non Controlling Interests Acquired					11.00%
Note payment			190,000
Stock shares issued during the period shares					2,004,879
Proceeds from the issuance of common stock					$ 2,100
Loan Settlement and Capital Reduction			166,000
Fees and interest			$ 1,000
Redeemable non-controlling interest equity redemption value	$ 36,000				$ 36,000			$ 36,700
Shangai Ambrx Biomedical Company Limited [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Note payment				$ 24,000
Biolaxy Pharmaceutical Hongkong Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage	100.00%				100.00%
Ambrx US [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage	100.00%				100.00%
Ambrx Austrailia Pty Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage	100.00%				100.00%